Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue
Schedule of revenue

	2022	2021	2020
Aeronautical revenue	609,751	262,809	219,995
Non aeronautical revenue
Commercial revenue	612,545	362,087	259,713
Construction service revenue	149,796	79,760	125,778
Other revenue	6,571	2,257	1,870
Revenue	1,378,663	706,913	607,356

Timing of revenue recognition
Over time	1,035,506	560,834	500,049
At a point in time	114,826	28,126	14,105
Revenues accounted for under IFRS 16	228,331	117,953	93,202
Revenue	1,378,663	706,913	607,356